Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 3,258	$ 3,225
Short-term, deposits	581	291
Long-term debt
Finance leases (including current portion)	57
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2,996	2,883
Short-term, deposits	581	291
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on August 4, 2020 [Member]
Long-term debt
Senior unsecured convertible bonds	1,561	1,975
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	1,165	$ 1,152
Finance leases (including current portion)	$ 57
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 2,996	$ 2,883
Short-term, deposits	581	291
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on August 4, 2020 [Member]
Long-term debt
Senior unsecured convertible bonds	1,495	1,387
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	1,165	$ 1,152
Finance leases (including current portion)	$ 57
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities